Average Annual Total Returns - Allspring Government MoneyMarket Funds - 100% Treasury Money Market Fund - Advisor Class		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		3.85%	2.88%	1.81%
Performance Inception Date	Jul. 17, 2026